RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Charge to the Group income statement
Total charge to the income statement – continuing operations (note 9)	£ 552	£ 518	£ 688
Defined benefit pension schemes
Charge to the Group income statement
Defined benefit scheme charges	244	241	396
Other post-retirement benefit schemes
Charge to the Group income statement
Defined benefit scheme charges	3	4	4
Total defined benefit schemes
Charge to the Group income statement
Defined benefit scheme charges	247	245	400
Defined contribution pension schemes
Charge to the Group income statement
Defined contribution pension schemes	£ 305	£ 273	£ 288